Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Eneti Vessels [Member]	Common Stock [Member] E.R. Vessels [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Eneti Vessels [Member]	Additional Paid-in Capital [Member] E.R. Vessels [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total	Total Eneti Vessels [Member]	Total ER Vessels [Member]	AOCI Attributable to Parent [Member]
Beginning balance, value at Dec. 31, 2020	$ 971			$ 2,548,956			$ (996,314)	$ (93)	$ 1,549,527			$ (3,993)
Beginning balance, shares at Dec. 31, 2020	97,146,687
Net income / (loss)	$ 0			0			159,972	0	159,972
Other comprehensive income / (loss)									5,680			5,680
Amortization of share-based compensation (Note 10)	0			2,571			0	0	2,571
Dividend declared ($0.30 per share)	$ 0			0			(30,672)	0	(30,672)
Acquisition of vessels		$ 30	$ 21		$ 47,545	$ 22,147				$ 47,575	$ 22,168
Acquisition of vessels, shares		3,000,000	2,100,000
Cancellation of repurchased common shares, shares	(6,971)
Cancellation of repurchased common shares	$ 0			(93)			0	93	0
Ending balance, value at Jun. 30, 2021	$ 1,022			2,621,126			(867,014)	0	1,756,821			1,687
Ending balance, shares at Jun. 30, 2021	102,239,716
Beginning balance, value at Dec. 31, 2021	$ 1,023			2,618,319			(546,257)	0	2,080,018			6,933
Beginning balance, shares at Dec. 31, 2021	102,294,758
Net income / (loss)	$ 0			0			370,510	0	370,510
Other comprehensive income / (loss)									18,647			18,647
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 10)	$ 5			11,475			0	0	11,480
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 10), shares	528,941
Dividends declared ($3.65 per share) (Note 8)							(375,018)		(375,018)
Equity offerings, net (Note 8)	$ 7			19,430			0	0	19,437
Equity offerings, net (Note 8), shares	654,690
Repurchase of common shares, (Note 8), shares	(790,011)
Repurchase of common shares, (Note 8)	$ (8)			(20,060)					(20,068)
Ending balance, value at Jun. 30, 2022	$ 1,027			$ 2,629,164			$ (550,765)	$ 0	$ 2,105,006			$ 25,580
Ending balance, shares at Jun. 30, 2022	102,688,378